Risks and Uncertainties (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
GE Vernova Common Stock
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	$ 1,091,993
State Street Target Retirement Income Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	989,926	$ 0
State Street Target Retirement 2030 Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	1,179,583	0
State Street Target Retirement 2035 Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	1,169,859	0
SSGA U.S. Core Equity Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	0	1,079,303
U.S. Large-Cap Equity Index Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	0	1,234,512
Russell 1000 Index Non-Lendable Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	$ 0	$ 1,094,298